Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Newday Ocean Health ETF
Shareholder Report [Line Items]
Fund Name	Newday Ocean Health ETF
Class Name	Newday Ocean Health ETF
Trading Symbol	AHOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Newday Ocean Health ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.newdayimpactetfs.com. You can also request this information by contacting us at (833) 486-7347 or by sending an email request to info@newdayimpactetfs.com. This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	(833) 486-7347
Additional Information Email	info@newdayimpactetfs.com
Additional Information Website	www.newdayimpactetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Newday Ocean Health ETF	$39	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 3,199,000
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Fund Size (Thousands)	$3,199
Number of Holdings	26
Portfolio Turnover	12%

Holdings [Text Block]	Sector Breakdown (% of total portfolio) Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2024)

Top Ten Holdings	(% of net assets)
Walmart, Inc.	5.5
Stantec, Inc.	5.1
Jacobs Solutions, Inc.	5.1
Ecolab, Inc.	4.8
Organo Corp.	4.7
Costco Wholesale Corp.	4.6
McKesson Corp.	4.6
Cargotec Oyj	4.5
Veolia Environnement SA	4.5
The Kroger Co.	4.4

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund effective December 31, 2024. For more complete information, you may review the Fund’s prospectus, as supplemented.

Tidal Investments LLC (“Tidal”), the Fund’s investment adviser, and Newday Funds, Inc., doing business as Newday Impact (“Newday”), the Fund’s investment sub-adviser, recommended to the Board of Trustees (the “Board”) of Tidal ETF Trust the closure and liquidation of the Fund. Unfortunately, despite the efforts of Newday, the Fund has been unable to garner sufficient assets to offset its ongoing operational costs, and Tidal and Newday are of the view that the Fund could not conduct its business and operations in an economically efficient manner over the long term. The Board determined, after considering the combined recommendation of Tidal and Newday, that it was in the best interests of the Fund and its shareholders to liquidate and terminate the Fund.The Fund liquidated on December 31, 2024.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.